Interim Condensed Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Cash flows from operating activities
Net loss for the period	$ (24,324)	$ (5,835)
Adjustments to reconcile loss to net cash used in operating activities:
Depreciation	85	80
Share-based payment	95	165
Change in operating lease liability	(13)	(39)
Effect of exchange rate changes on cash and cash equivalents	56
Revaluation of derivative warrant liabilities	18,835
Amortization of a discount related to a convertible loan credit facility	1,229
Changes in operating assets and liabilities:
Increase in accounts receivables	(135)
Increase in other current assets	(18)	(80)
Decrease (increase) in Inventories	9	(491)
Increase (decrease) in trade accounts payable	(97)	167
Increase (decrease) in other accounts payable	(317)	624
Net cash used in operating activities	(4,595)	(5,409)
Cash flows from investing activities
Purchase of fixed assets	(6)	(137)
Net cash used in investing activities	(6)	(137)
Cash flows from financing activities:
Proceeds from a convertible loan credit facility and issuance of warrants	1,500
Payments on convertible loan credit facility	(1,000)
Proceeds from exercise of warrants, net of issuance expenses	7,813
Proceeds from issuance of shares and warrants, net of issuance expenses	2,961	5,460
Net cash provided by financing activities	11,274	5,460
Effect of exchange rate changes on cash and cash equivalents	(56)
Increase (Decrease) in cash, cash equivalents and restricted cash	6,617	(86)
Cash, cash equivalents and restricted cash at the beginning of the period	3,289	8,492
Cash, cash equivalents and restricted cash at the end of the period	9,906	8,406
Non Cash Activities:
Conversion of a convertible loan credit facility to ordinary shares	500
Issuance expenses recorded in other accounts payables		$ 65